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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 09/30/2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                              ---------
   This Amendment       / / is a restatement.
                        / / adds new holding entries

Institutional Investment Manager Filing this Report:

   Name:         Community First
                 -------------------------------
   Address:      520 Main Avenue
                 -------------------------------
                 Fargo, ND 58124
                 -------------------------------

Form 13F File Number: 28-10086
                         ---------------------

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Stibbe
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   701-293-2281
         -------------------------------

Signature, Place, and Date of Signing:

           John Stibbe                    Fargo, ND        10/06/2003
   -------------------------------    -----------------   ------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT.

/ / 13F NOTICE.

/ / 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------
Form 13F Information Table Entry Total: 125
                                        --------------------
Form 13F Information Table Value Total: $ 122,738
                                        --------------------

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ --------- -----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ --------- ------- -------- ------
Abbott Laboratories       Large Cap Stock  002824100      858     20173 SH           SOLE                     19902             271
Abbott Laboratories       Large Cap Stock  002824100       30       713 SH           OTHER                      691              22
Allstate Corporation      Large Cap Stock  020002101     1464     40070 SH           SOLE                     39545             525
Allstate Corporation      Large Cap Stock  020002101       22       604 SH           OTHER                      530              74
American Express
  Company                 Large Cap Stock  025816109     1719     38140 SH           SOLE                     37606             534
American Express
  Company                 Large Cap Stock  025816109       26       569 SH           OTHER                      471              98
American International
  Group                   Large Cap Stock  026874107     2330     40376 SH           SOLE                     39825             551
American International
  Group                   Large Cap Stock  026874107       32       557 SH           OTHER                      509              48
Amgen, Inc.               Large Cap Stock  031162100     2073     32125 SH           SOLE                     31707             418
Amgen, Inc.               Large Cap Stock  031162100       45       700 SH           OTHER                      614              86
Anadarko Petroleum
  Corporation             Large Cap Stock  032511107      647     15488 SH           SOLE                     15264             224
Anadarko Petroleum
  Corporation             Large Cap Stock  032511107       10       239 SH           OTHER                      187              52
Automatic Data
  Processing Inc          Large Cap Stock  053015103     1330     37105 SH           SOLE                     36561             544
Automatic Data
  Processing Inc          Large Cap Stock  053015103       18       500 SH           OTHER                      475              25
B P Amoco P L C           Large Cap Stock  055622104     1567     37223 SH           SOLE                     36729             494
B P Amoco P L C           Large Cap Stock  055622104       30       715 SH           OTHER                      691              24
Bank of America
  Corporation             Large Cap Stock  060505104     1811     23211 SH           SOLE                     22927             284
Bank of America
  Corporation             Large Cap Stock  060505104       20       254 SH           OTHER                      254
Bank One Corporation      Large Cap Stock  06423A103      213      5507 SH           SOLE                      5507
Cardinal Health, Inc.     Large Cap Stock  14149Y108     1462     25030 SH           SOLE                     24662             368
Cardinal Health, Inc.     Large Cap Stock  14149Y108       25       435 SH           OTHER                      359              76
Centurytel Inc            Large Cap Stock  156700106     1280     37783 SH           SOLE                     37253             530
Centurytel Inc            Large Cap Stock  156700106       17       503 SH           OTHER                      503
Cisco Systems, Inc.       Large Cap Stock  17275R102     1958     99950 SH           SOLE                     98577            1373
Cisco Systems, Inc.       Large Cap Stock  17275R102       29      1493 SH           OTHER                     1375             118
Citigroup Inc.            Large Cap Stock  172967101     3301     72540 SH           SOLE                     71614             926
Citigroup Inc.            Large Cap Stock  172967101       62      1360 SH           OTHER                     1256             104
Community First
  Bankshares, Inc.        Large Cap Stock  203902101    31034   1165815 SH           SOLE                   1044987          120828
Community First
  Bankshares, Inc.        Large Cap Stock  203902101      133      5000 SH           OTHER                                     5000
Danaher Corporation       Large Cap Stock  235851102     1974     26722 SH           SOLE                     26341             381
Danaher Corporation       Large Cap Stock  235851102       24       324 SH           OTHER                      324
Dell Inc                  Large Cap Stock  24702R101     2585     77349 SH           SOLE                     76265            1084
Dell Inc                  Large Cap Stock  24702R101       40      1203 SH           OTHER                      987             216
Walt Disney Company       Large Cap Stock  254687106     1227     60837 SH           SOLE                     59987             850
Walt Disney Company       Large Cap Stock  254687106       25      1238 SH           OTHER                     1063             175
Dominion Res Inc          Large Cap Stock  25746U109     1423     22985 SH           SOLE                     22663             322
Dominion Res Inc          Large Cap Stock  25746U109       20       325 SH           OTHER                      325
Du Pont ( E. I. )
  De Nemours              Large Cap Stock  263534109     1385     34612 SH           SOLE                     34152             460
Du Pont ( E. I. )
  De Nemours              Large Cap Stock  263534109       21       524 SH           OTHER                      470              54
EMC Corp/Mass             Large Cap Stock  268648102      766     60613 SH           SOLE                     59970             643
EMC Corp/Mass             Large Cap Stock  268648102       10       821 SH           OTHER                      736              85

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
Exxon Mobil Corporation   Large Cap Stock  30231G102      591     16137 SH           SOLE                     11734            4403
Exxon Mobil Corporation   Large Cap Stock  30231G102      229      6245 SH           OTHER                      400            5845
FleetBoston Financial     Large Cap Stock  339030108      853     28278 SH           SOLE                     27876             402
FleetBoston Financial     Large Cap Stock  339030108       12       410 SH           OTHER                      378              32
Forest Labs, Inc.         Large Cap Stock  345838106     1379     26806 SH           SOLE                     26420             386
Forest Labs, Inc.         Large Cap Stock  345838106       25       492 SH           OTHER                      424              68
Gannett Company, Inc.     Large Cap Stock  364730101     1342     17306 SH           SOLE                     17056             250
Gannett Company, Inc.     Large Cap Stock  364730101       17       213 SH           OTHER                      213
General Dynamics          Large Cap Stock  369550108     1676     21465 SH           SOLE                     21149             316
General Dynamics          Large Cap Stock  369550108       22       286 SH           OTHER                      266              20
General Electric Company  Large Cap Stock  369604103     2823     94684 SH           SOLE                     93610            1074
General Electric Company  Large Cap Stock  369604103       40      1352 SH           OTHER                     1260              92
Home Depot, Inc.          Large Cap Stock  437076102     1349     42344 SH           SOLE                     41781             563
Home Depot, Inc.          Large Cap Stock  437076102       28       880 SH           OTHER                      819              61
ITT Industries, Inc.      Large Cap Stock  450911102      701     11712 SH           SOLE                     11569             143
ITT Industries, Inc.      Large Cap Stock  450911102       10       167 SH           OTHER                      167
Intel Corporation         Large Cap Stock  458140100     1733     62983 SH           SOLE                     62147             836
Intel Corporation         Large Cap Stock  458140100       29      1057 SH           OTHER                      968              89
International Paper
  Company                 Large Cap Stock  460146103      774     19836 SH           SOLE                     19547             289
International Paper
  Company                 Large Cap Stock  460146103       10       260 SH           OTHER                      260
I Shares                  Mutual Funds Eq  464287655      432      4450 SH           SOLE                      4450
J P Morgan Chase & Co     Large Cap Stock  46625H100     1184     34481 SH           SOLE                     34091             390
J P Morgan Chase & Co     Large Cap Stock  46625H100       63      1827 SH           OTHER                      452            1375
Kmart                     Large Cap Stock  482MMI9V9        0     20000 SH           SOLE                     20000
Keycorp                   Large Cap Stock  493267108      608     23784 SH           SOLE                     23784
Kinder Morgan, Inc.       Large Cap Stock  49455P101      853     15800 SH           SOLE                     15580             220
Kinder Morgan, Inc.       Large Cap Stock  49455P101       13       247 SH           OTHER                      223              24
Kroger Company            Large Cap Stock  501044101     1656     92692 SH           SOLE                     91410            1282
Kroger Company            Large Cap Stock  501044101       32      1794 SH           OTHER                     1558             236
MBIA, Inc.                Large Cap Stock  55262C100     1005     18287 SH           SOLE                     18040             247
MBIA, Inc.                Large Cap Stock  55262C100       13       244 SH           OTHER                      225              19
MBNA Corporation          Large Cap Stock  55262L100     2044     89635 SH           SOLE                     88497            1138
MBNA Corporation          Large Cap Stock  55262L100       31      1360 SH           OTHER                     1195             165
Medtronic, Inc.           Large Cap Stock  585055106     2002     42669 SH           SOLE                     42164             505
Medtronic, Inc.           Large Cap Stock  585055106       26       557 SH           OTHER                      462              95
Merck & Company, Inc.     Large Cap Stock  589331107     1498     29590 SH           SOLE                     29226             364
Merck & Company, Inc.     Large Cap Stock  589331107       23       456 SH           OTHER                      397              59
Microsoft Corporation     Large Cap Stock  594918104     2642     95034 SH           SOLE                     93817            1217
Microsoft Corporation     Large Cap Stock  594918104       40      1426 SH           OTHER                     1160             266
Oracle Corporation        Large Cap Stock  68389X105     1398    124250 SH           SOLE                    122480            1770
Oracle Corporation        Large Cap Stock  68389X105       21      1882 SH           OTHER                     1661             221
Pepsico, Inc.             Large Cap Stock  713448108     2307     50330 SH           SOLE                     49511             819
Pepsico, Inc.             Large Cap Stock  713448108       49      1069 SH           OTHER                      893             176
Pfizer, Inc.              Large Cap Stock  717081103     1900     62556 SH           SOLE                     61647             909
Pfizer, Inc.              Large Cap Stock  717081103       42      1370 SH           OTHER                     1259             111
Principal Financial
  Group                   Large Cap Stock  74251V102     1679     54191 SH           SOLE                     53473             718
Principal Financial
  Group                   Large Cap Stock  74251V102       22       715 SH           OTHER                      669              46
Procter & Gamble          Large Cap Stock  742718109      939     10116 SH           SOLE                      9997             119
Procter & Gamble          Large Cap Stock  742718109       28       298 SH           OTHER                      274              24
Qualcomm, Inc.            Large Cap Stock  747525103      826     19824 SH           SOLE                     19515             309
Qualcomm, Inc.            Large Cap Stock  747525103       10       245 SH           OTHER                      236               9
Royal Dutch
  Petroleum N Y           Large Cap Stock  780257804     1404     31762 SH           SOLE                     31312             450
Royal Dutch
  Petroleum N Y           Large Cap Stock  780257804       30       683 SH           OTHER                      453             230
S B C Communications,
  Inc.                    Large Cap Stock  78387G103      295     13258 SH           SOLE                      6150            7108
S B C Communications,
  Inc.                    Large Cap Stock  78387G103       56      2517 SH           OTHER                     2371             146

Schlumberger Limited      Large Cap Stock  806857108      391      8087 SH           SOLE                      7972             115
Schlumberger Limited      Large Cap Stock  806857108       11       226 SH           OTHER                      219               7
Staples, Inc.             Large Cap Stock  855030102     1942     81459 SH           SOLE                     80368            1091
Staples, Inc.             Large Cap Stock  855030102       31      1290 SH           OTHER                     1024             266
Target Corporation        Large Cap Stock  87612E106     1689     44881 SH           SOLE                     44279             602
Target Corporation        Large Cap Stock  87612E106       26       690 SH           OTHER                      582             108
Texas Instruments, Inc.   Large Cap Stock  882508104      967     42428 SH           SOLE                     41854             574
Texas Instruments, Inc.   Large Cap Stock  882508104       19       837 SH           OTHER                      767              70
UST, Inc.                 Large Cap Stock  902911106      310      8800 SH           SOLE                      8800
U S Bancorp               Large Cap Stock  902973304      552     23008 SH           SOLE                     10291           12717
United Technologies
  Corporation             Large Cap Stock  913017109     2434     31493 SH           SOLE                     31046             447
United Technologies
  Corporation             Large Cap Stock  913017109       34       438 SH           OTHER                      395              43
Veritas Software
  Corporation             Large Cap Stock  923436109      725     23002 SH           SOLE                     22704             298
Veritas Software
  Corporation             Large Cap Stock  923436109       10       318 SH           OTHER                      295              23
Verizon Communications    Large Cap Stock  92343V104     1601     49360 SH           SOLE                     45863            3497
Verizon Communications    Large Cap Stock  92343V104       25       783 SH           OTHER                      751              32
Viacom, Inc.              Large Cap Stock  925524308     1329     34688 SH           SOLE                     34213             475
Viacom, Inc.              Large Cap Stock  925524308       39      1029 SH           OTHER                      487             542
Wal-Mart Stores           Large Cap Stock  931142103     2266     40568 SH           SOLE                     40023             545
Wal-Mart Stores           Large Cap Stock  931142103       34       611 SH           OTHER                      505             106
Walgreen Company          Large Cap Stock  931422109     1511     49311 SH           SOLE                     48632             679
Walgreen Company          Large Cap Stock  931422109       24       784 SH           OTHER                      710              74
Wells Fargo & Company     Large Cap Stock  949746101     2596     50402 SH           SOLE                     49969             433
Wells Fargo & Company     Large Cap Stock  949746101       33       647 SH           OTHER                      625              22
Wyeth                     Large Cap Stock  983024100     1440     31237 SH           SOLE                     30825             412
Wyeth                     Large Cap Stock  983024100       24       527 SH           OTHER                      421             106
Xcel Energy Inc.          Large Cap Stock  98389B100      187     12118 SH           SOLE                      7718            4400
Transocean Sedco
  Forex, Inc.             Large Cap Stock  G90078109      617     30869 SH           SOLE                     30371             498
Transocean Sedco
  Forex, Inc.             Large Cap Stock  G90078109       11       541 SH           OTHER                      518              23